Acquisitions / Dispositions (Acquired Finite-Lived Intangibles Assets) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 304
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 263
Finite-lived intangible assets, remaining amortization period	12 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 41	[1]
Finite-lived intangible assets, remaining amortization period	5 years	[1]

[1]	Primarily non-compete agreements, trade names and developed technology